Business combination - Acquisition of Vantage Point Technology (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2018
Disclosure of detailed information about business combination
Redemption liability	¥ 259,119,000	¥ 244,793,000
Vantage Point Technology
Disclosure of detailed information about business combination
Equity interests acquired (as a percent)	51.67%		51.67%
Total purchase consideration (Note)			¥ 238,592,000
Remaining equity interest			48.33%
Goodwill			¥ 126,015,000
Redemption liability	¥ 211,327,000	¥ 199,365,000	¥ 183,569,000